Subsequent Events (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 22, 2021 USD ($)	Apr. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Gain/ (loss) on sale of assets						$ 0	$ 0	$ 28
Navios Astra
Subsequent Event [Line Items]
Vessel capacity in DWT						53,468 dwt
Vessel sale price		$ 6,644
Subsequent event | Hamburg Commercial Bank
Subsequent Event [Line Items]
Repayments Of Debt	$ 9,945
Subsequent event | DVB Bank Facility
Subsequent Event [Line Items]
Repayments Of Debt		$ 4,504
Subsequent event | Credit Agricole Facilities
Subsequent Event [Line Items]
Repayments Of Debt			$ 22,500
Subsequent event | Navios Serenity
Subsequent Event [Line Items]
Vessel year built			2011
Vessel capacity in DWT			34,690 dwt
Vessel type			Handysize
Vessel sale price			$ 10,388
Gain/ (loss) on sale of assets			$ (6,958)
Vessel delivery date			Q2 2021
Subsequent event | Navios Centaurus and Navios Avior
Subsequent Event [Line Items]
Vessel sale price			$ 39,250
Gain/ (loss) on sale of assets			$ (13,498)
Subsequent event | Navios Centaurus
Subsequent Event [Line Items]
Vessel year built			2012
Vessel capacity in DWT			81,472 dwt
Vessel type			Panamax
Subsequent event | Navios Avior
Subsequent Event [Line Items]
Vessel year built			2012
Vessel capacity in DWT			81,355 dwt
Vessel type			Panamax
Subsequent event | Navios Logistics' 2020 fleet
Subsequent Event [Line Items]
Purchase price				$ 30,000
Fixed interest rate				5.00%
Cash consideration for purchase of vessel				$ 15,000
Short term non bank loans and notes payable				$ 15,000
Number of repayment installments				3
Repayment frequency				annual
Subsequent event | Navios Astra
Subsequent Event [Line Items]
Vessel year built		2006
Vessel capacity in DWT		53,468 dwt
Vessel type		Ultra-Handymax
Vessel sale price		$ 6,445
Subsequent event | New Capesize Vessel
Subsequent Event [Line Items]
Vessel year built					2011
Vessel type					Capesize
Purchase price					$ 28,500
Vessel delivery date					Q2 2021